COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Consulting agreements

The Company entered into two consulting agreements (see Note 5) in May 2016, for services to be provided in connection towards the resolution of the Rontan lawsuit (below). The consulting agreements includes a monthly retainer payment of $10,000 to each consultant. The agreement also includes consideration of 5,000,000 shares of restricted common stock of the Company, plus a 5% cash consideration of the Resolution Progress Funding, (defined as upon the retention of legal counsel and receipt of funding for the litigation), as of the Resolution Progress Funding date and 10,000,000 shares of restricted common stock of the Company and a 5% cash consideration of the Resolution Funding amount (defined as a settlement or judgement in favor of the Company by Rotan), at the Resolution Funding date. The Resolution Progress funding was met on December 22, 2017.

On March 1, 2019, the Company entered into a consulting agreement with the former owner of HarmAlarm. The agreement commenced on March 1, 2019 and shall continue for a period of thirty-six (36) months. The agreement may only be terminated by either incapacitation or death of consultant or for cause with ten (10) days written notice. During the term of the agreement consultant will be paid at a rate of $5,000 per month. The consulting agreement expired on March 1, 2022 and was not renewed.

On March 1, 2019, the Company entered into a consulting agreement with a former key employee of HarmAlarm. The agreement commenced on March 1, 2019, and shall continue for a period of thirty-six (36) months. The agreement may only be terminated by either incapacitation or death of consultant or for cause with ten (10) days written notice. During the term of the agreement consultant will be paid an hourly rate of $50.00 per hour. The consulting agreement expired on March 1, 2022 and was not renewed.

Share Purchase and Sale Agreement for Acquisition of Grupo Rontan Electro Metalurgica, S.A.

Effective October 13, 2015, the Company (as “Purchaser”) entered into the SPSA dated October 8, 2015 with Joao Alberto Bolzan and Jose Carlos Bolzan, both Brazilian residents (collectively, the “Sellers”) and Grupo Rontan Electro Metalurgica, S.A., a limited liability company duly organized and existing under the laws of Federative Republic of Brazil (“Rontan”) (collectively, the “Parties”), pursuant to which the Sellers agreed to sell 100% of the issued and outstanding shares of Rontan to the Purchaser on the closing date.

The purchase price shall consist of a cash amount, a stock amount and an earn-out amount as follows: (i) Brazilian Real (“R”) $100 million (approximately US$26 million) to be paid by the Purchaser in equal monthly installments over a period of forty eight (48) months following the closing date; (ii) an aggregate of R$100 million (approximately US$26 million) in shares of the Purchaser’s common stock, valued at US$1.00 per share; and (iii) an earn-out payable within ten business days following receipt by the Purchaser of Rontan’s audited financial statements for the 12-months ended December 31, 2017, 2018 and 2019. The earn-out shall be equal to the product of (i) Rontan’s earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the last 12 months, and (ii) twenty percent and is contingent upon Rontan’s EBITDA results for any earn-out period being at least 125% of Rontan’s EBITDA for the 12-months ended December 31, 2015. It is the intention of the parties that the stock amount will be used by Rontan to repay institutional debt outstanding as of the closing date.

Under the terms of a Finders Fees Agreement dated April 14, 2014, we have agreed to pay RLT Consulting Inc., a related party, a fee of 2% (two percent) of the Transaction Value, as defined in the agreement, of Rontan upon closing. The fee is payable one-half in cash and one-half in shares of our common stock.

Specific conditions to closing consist of:

a)	Purchaser’s receipt of written limited assurance of an unqualified opinion with respect to Rontan’s audited financial statements for the years ended December 31 2013 and 2014 (the “Opinion”);

b)	The commitment of sufficient investment by General American Capital Partners LLC (the “Institutional Investor”), in the Purchaser following receipt of the Opinion;

c)	The accuracy of each Parties’ representations and warranties contained in the SPSA;

d)	The continued operation of Rontan’s business in the ordinary course;

e)	The maintenance of all of Rontan’s bank credit lines in the maximum amount of R$200 million (approximately US$52 million) under the same terms and conditions originally agreed with any such financial institutions, and the maintenance of all other types of funding arrangements. As of the date of the SPSA, Rontan’s financial institution debt consists of not more than R$200 million (approximately US$52 million), trade debt of not more than R$50 million (approximately US$13 million) and other fiscal contingencies of not more that R$95 million (approximately US$24.7 million);

f)	Rontan shall enter into employment or consulting service agreements with key employees and advisors identified by the Purchaser, including Rontan’s Chief Executive Officer; and

g)	The Sellers continued guarantee of Rontan’s bank debt for a period of 90 days following issuance of the Opinion, among other items.

The Institutional Investor has committed to invest sufficient capital to facilitate the transaction, subject to receipt of the Opinion, as well as the ability to acquire 100% of the outstanding stock of Rontan at a price of $200 million BR, and the Company can acquire 100% of all real estate held by Rontan.

Subject to satisfaction or waiver of the conditions precedent provided for in the SPSA, the closing date of the transaction shall take place within 10 business days from the date of issuance of the Opinion.

Rontan is engaged in the manufacture and distribution of specialty vehicles and acoustic/visual signaling equipment for the industrial and automotive markets.

Subsequent to December 31, 2015, on April 1, 2016, we believed that we had satisfied or otherwise waived the conditions to closing (as disclosed under the SPSA, the closing was subject to specific conditions to closing, which were waivable by us,) and advised the Sellers of our intention to close the SPSA and demanded delivery of the Rontan Securities. The Sellers, however, notified us that they intend to terminate the SPSA. We believe that the Sellers had no right to terminate the SPSA and that notice of termination by the Sellers was not permitted under the terms of the SPSA.

On January 31, 2018, we announced that we initiated a lawsuit for damages against Grupo Rontan Metalurgica, S. A, (“Rontan”) and that company’s controlling shareholders, Joao Alberto Bolzan and Jose Carlos Bolzan. The action has been filed in the United States District Court for the Southern District of Florida. The complaint alleges that Rontan is wholly-owned by Joao Bolzan and Jose Bolzan. In the complaint, we further allege that Rontan and its shareholders improperly terminated a Share Purchase and Sale Agreement (the “SPA”) by which we were to acquire whole ownership of Rontan.

On February 5, 2018, United States District Court Southern District of Florida filed a Pretrial Scheduling Order and Order Referring Case to Mediation dated February 5, 2018 for the Company’s lawsuit against Grupo Rontan Electro Metalurgica, S.A., et al. The Case No. is 18-80106-Civ-Middlebrooks/Brannon. The court has issued a schedule outlining various documents and responses that are to be delivered by the parties as part of the discovery plan.

On April 25, 2018, the Note of Filing Proposed Summons was completed by the Company. On April 26, 2018, a summons was issued to Grupo Rontan Electro Metalurgica, S.A. Also, on May 15, 2018, the Company filed a motion for Issuance of Letters Rogatory.

On or about January 31, 2019, Defendants filed a Motion to Dismiss for Failure to State a Claim for failure to fulfill conditions precedent in the consummation of the contract in question. Defendants filed a Motion to Dismiss challenging jurisdiction, venue, and forum nonconvenes. On or about May 21, 2019, the Court denied their motions to dismiss for lack of personal jurisdiction, improper venue and forum nonconvenes. The court granted their Motion to Dismiss for Failure to State a Claim for failure to fulfill conditions precedent in the consummation of the contract in question but, granted leave to amend. On or about June 7, 2019, counsel filed an amended complaint. On or about June 21, 2019, defendants answered the amended complaint. The litigation moved from the pleading stage to discovery. The Company and Rontan/Bolzans entered into court order mediation on November 7, 2019. (i) Motion to set aside Default Judgement (ii) Motion for hearing on damages.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

We may be involved in legal proceedings in the ordinary course of our business, and our management cannot predict the ultimate outcome of these legal proceedings with certainty. The Company is plaintiff or defendant in the following actions:

Share Purchase and Sale Agreement for Acquisition of Grupo Rontan Electro Metalurgica, S.A.

Effective October 13, 2015, the Company (as “Purchaser”) entered into the SPSA dated October 8, 2015 with Joao Alberto Bolzan and Jose Carlos Bolzan, both Brazilian residents (collectively, the “Sellers”) and Grupo Rontan Electro Metalurgica, S.A., a limited liability company duly organized and existing under the laws of Federative Republic of Brazil (“Rontan”) (collectively, the “Parties”), pursuant to which the Sellers agreed to sell 100% of the issued and outstanding shares of Rontan to the Purchaser on the closing date.

The purchase price shall consist of a cash amount, a stock amount and an earn-out amount as follows: (i) Brazilian Real (“R”) $100 million (approximately US$26 million) to be paid by the Purchaser in equal monthly installments over a period of forty eight (48) months following the closing date; (ii) an aggregate of R$100 million (approximately US$26 million) in shares of the Purchaser’s common stock, valued at US$1.00 per share; and (iii) an earn-out payable within ten business days following receipt by the Purchaser of Rontan’s audited financial statements for the 12-months ended December 31, 2017, 2018 and 2019. The earn-out shall be equal to the product of (i) Rontan’s earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the last 12 months, and (ii) twenty percent and is contingent upon Rontan’s EBITDA results for any earn-out period being at least 125% of Rontan’s EBITDA for the 12-months ended December 31, 2015. It is the intention of the parties that the stock amount will be used by Rontan to repay institutional debt outstanding as of the closing date.

Under the terms of a Finders Fees Agreement dated April 14, 2014, we have agreed to pay RLT Consulting Inc., a related party, a fee of 2% (two percent) of the Transaction Value, as defined in the agreement, of Rontan upon closing. The fee is payable one-half in cash and one-half in shares of our common stock.

Specific conditions to closing consist of:

a)	Purchaser’s receipt of written limited assurance of an unqualified opinion with respect to Rontan’s audited financial statements for the years ended December 31, 2013 and 2014 (the “Opinion”);

b)	The commitment of sufficient investment by General American Capital Partners LLC (the “Institutional Investor”), in the Purchaser following receipt of the Opinion;

c)	The accuracy of each Parties’ representations and warranties contained in the SPSA;

d)	The continued operation of Rontan’s business in the ordinary course;

e)	The maintenance of all of Rontan’s bank credit lines in the maximum amount of R$200 million (approximately US$52 million) under the same terms and conditions originally agreed with any such financial institutions, and the maintenance of all other types of funding arrangements. As of the date of the SPSA, Rontan’s financial institution debt consists of not more than R$200 million (approximately US$52 million), trade debt of not more than R$50 million (approximately US$13 million) and other fiscal contingencies of not more that R$95 million (approximately US$24.7 million);

f)	Rontan shall enter into employment or consulting service agreements with key employees and advisors identified by the Purchaser, including Rontan’s Chief Executive Officer; and

g)	The Sellers continued guarantee of Rontan’s bank debt for a period of 90 days following issuance of the Opinion, among other items.

The Institutional Investor has committed to invest sufficient capital to facilitate the transaction, subject to receipt of the Opinion, as well as the ability to acquire 100% of the outstanding stock of Rontan at a price of $200 million BR, and the Company can acquire 100% of all real estate held by Rontan.

Subject to satisfaction or waiver of the conditions precedent provided for in the SPSA, the closing date of the transaction shall take place within 10 business days from the date of issuance of the Opinion.

Rontan is engaged in the manufacture and distribution of specialty vehicles and acoustic/visual signaling equipment for the industrial and automotive markets.

Subsequent to December 31, 2015, on April 1, 2016, we believed that we had satisfied or otherwise waived the conditions to closing (as disclosed under the SPSA, the closing was subject to specific conditions to closing, which were waivable by us,) and advised the Sellers of our intention to close the SPSA and demanded delivery of the Rontan Securities. The Sellers, however, notified us that they intend to terminate the SPSA. We believe that the Sellers had no right to terminate the SPSA and that notice of termination by the Sellers was not permitted under the terms of the SPSA.

On January 31, 2018, we announced that we initiated a lawsuit for damages against Grupo Rontan Metalurgica, S. A, (“Rontan”) and that company’s controlling shareholders, Joao Alberto Bolzan and Jose Carlos Bolzan. The action has been filed in the United States District Court for the Southern District of Florida. The complaint alleges that Rontan is wholly owned by Joao Bolzan and Jose Bolzan. In the complaint, we further allege that Rontan and its shareholders improperly terminated a Share Purchase and Sale Agreement (the “SPA”) by which we were to acquire whole ownership of Rontan.

On February 5, 2018, United States District Court Southern District of Florida filed a Pretrial Scheduling Order and Order Referring Case to Mediation dated February 5, 2018 for the Company’s lawsuit against Grupo Rontan Electro Metalurgica, S.A., et al. The Case No. is 18-80106-Civ-Middlebrooks/Brannon. The court has issued a schedule outlining various documents and responses that are to be delivered by the parties as part of the discovery plan.

On April 25, 2018, the Note of Filing Proposed Summons was completed by the Company. On April 26, 2018, a summons was issued to Grupo Rontan Electro Metalurgica, S.A. Also, on May 15, 2018, the Company filed a motion for Issuance of Letters Rogatory.

Consulting agreements

The Company entered into two consulting agreements (See Note 5) in May 2016, for services to be provided in connection towards the resolution of the Rontan lawsuit (below). The consulting agreements includes a monthly retainer payment of $10,000 to each consultant. The agreement also includes consideration of 5,000,000 shares of restricted common stock of the Company, plus a 5% cash consideration of the Resolution Progress Funding, (defined as upon the retention of legal counsel and receipt of funding for the litigation), as of the Resolution Progress Funding date and 10,000,000 shares of restricted common stock of the Company and a 5% cash consideration of the Resolution Funding amount (defined as a settlement or judgement in favor of the Company by Rotan),at the Resolution Funding date. The Resolution Progress funding was met on December 22, 2017.

On March 1, 2019, the Company entered into a consulting agreement with the former owner of HarmAlarm. The agreement commenced on March 1, 2019 and shall continue for a period of thirty-six (36) months. The agreement may only be terminated by either incapacitation or death of consultant or for cause with ten (10) days written notice. During the term of the agreement consultant will be paid at a rate of $5,000 per month.

On March 1, 2019, the Company entered into a consulting agreement with a former key employee of HarmAlarm. The agreement commenced on March 1, 2019 and shall continue for a period of thirty-six (36) months. The agreement may only be terminated by either incapacitation or death of consultant or for cause with ten (10) days written notice. During the term of the agreement consultant will be paid an hourly rate of $50.00 per hour.